Equity and Stock-Based Compensation (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right, Outstanding	113,629,178	116,034,682	119,475,736
Stock Purchase Warrants [Member]
Class of Warrant or Right, Outstanding	20,000	0	1,070,916
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.40	$ 0.51
Warrant Expiration Date	June 2016	February 2015
Accounting Classification Of Warrants	Equity	Equity
Stock Purchase Warrants One [Member]
Class of Warrant or Right, Outstanding	136,364	0	325,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.66	$ 1.25
Warrant Expiration Date	February 2018	February 2015
Accounting Classification Of Warrants	Equity	Equity
Stock Purchase Warrants Two [Member]
Class of Warrant or Right, Outstanding	6,363,638	0	325,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.75	$ 1.50
Warrant Expiration Date	February 2018	February 2015
Accounting Classification Of Warrants	Equity	Equity
Stock Purchase Warrants Three [Member]
Class of Warrant or Right, Outstanding	5,047,461	0	325,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.65	$ 1.75
Warrant Expiration Date	December 2017	February 2015
Accounting Classification Of Warrants	Equity	Equity
Stock Purchase Warrants Four [Member]
Class of Warrant or Right, Outstanding	232,964	0	1,295,138
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.65	$ 0.54
Warrant Expiration Date	December 2017	April 2015
Accounting Classification Of Warrants	Equity	Equity
Stock Purchase Warrants Five [Member]
Class of Warrant or Right, Outstanding	2,884,615	0	100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.52	$ 0.37
Warrant Expiration Date	March 2019	October 2015
Accounting Classification Of Warrants	Liability	Equity
Stock Purchase Warrants Six [Member]
Class of Warrant or Right, Outstanding	1,474,615	1,488,839	1,488,839
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.52	$ 0.60
Warrant Expiration Date	March 2019	April 2016
Accounting Classification Of Warrants	Liability	Equity
Stock Purchase Warrants Seven [Member]
Class of Warrant or Right, Outstanding	3,525,000	916,665	916,665
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.52	$ 0.50
Warrant Expiration Date	June 2019	April 2016
Accounting Classification Of Warrants	Liability	Equity
Stock Purchase Warrants Eight [Member]
Class of Warrant or Right, Outstanding	1,079,137	20,000	20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70	$ 0.40
Warrant Expiration Date	February 2020	June 2016
Accounting Classification Of Warrants	Equity	Equity
Stock Purchase Warrants Nine [Member]
Class of Warrant or Right, Outstanding	250,000	136,364	136,364
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70	$ 0.66
Warrant Expiration Date	February 2020	February 2018
Accounting Classification Of Warrants	Equity	Equity
Stock Purchase Warrants Ten [Member]
Class of Warrant or Right, Outstanding	25,115,384	6,363,638	6,363,638
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.52	$ 0.75
Warrant Expiration Date	March 2021	February 2018
Accounting Classification Of Warrants	Liability	Equity
Stock Purchase Warrants Eleven [Member]
Class of Warrant or Right, Outstanding	67,500,000	5,047,461	5,047,461
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.52	$ 0.65
Warrant Expiration Date	June 2021	December 2018
Accounting Classification Of Warrants	Liability	Equity
Stock Purchase Warrants Twelve [Member]
Class of Warrant or Right, Outstanding		232,964	232,964
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.65
Warrant Expiration Date		December 2018
Accounting Classification Of Warrants		Equity
Stock Purchase Warrants Thirteen [Member]
Class of Warrant or Right, Outstanding		2,884,615	2,884,615
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.52
Warrant Expiration Date		March 2019
Accounting Classification Of Warrants		Liability
Stock Purchase Warrants Fourteen [Member]
Class of Warrant or Right, Outstanding		1,474,615	1,474,615
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.52
Warrant Expiration Date		March 2019
Accounting Classification Of Warrants		Liability
Stock Purchase Warrants Fifteen [Member]
Class of Warrant or Right, Outstanding		3,525,000	3,525,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.52
Warrant Expiration Date		June 2019
Accounting Classification Of Warrants		Liability
Stock Purchase Warrants Sixteen [Member]
Class of Warrant or Right, Outstanding		1,079,137	1,079,137
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.70
Warrant Expiration Date		February 2020
Accounting Classification Of Warrants		Equity
Stock Purchase Warrants Seventeen [Member]
Class of Warrant or Right, Outstanding		250,000	250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.70
Warrant Expiration Date		February 2020
Accounting Classification Of Warrants		Equity
Stock Purchase Warrants Eighteen [Member]
Class of Warrant or Right, Outstanding		25,115,384	25,115,384
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.52
Warrant Expiration Date		March 2021
Accounting Classification Of Warrants		Liability
Stock Purchase Warrants Nineteen [Member]
Class of Warrant or Right, Outstanding		67,500,000	67,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.52
Warrant Expiration Date		June 2021
Accounting Classification Of Warrants		Liability